UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10491

        Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Real Estate Income Fund (JRS) September 30, 2005

		Market
Shares	Description(1)	Value

	COMMON STOCKS - 88.3% (69.7% of Total Investments)
	Apartments - 16.3%
526,300	AMLI Residential Properties Trust	$16,878,441
215,300	Apartment Investment & Management Company	8,349,334
870,000	Archstone-Smith Trust	34,686,900
516,400	AvalonBay Communities, Inc.	44,255,480

	Diversified - 0.6%
312,800	Spirit Finance Corporation	3,519,000

	Healthcare - 12.2%
1,912,300	Nationwide Health Properties, Inc.	44,556,590
1,740,300	Senior Housing Properties Trust	33,065,700

	Hotels - 0.8%
492,564	Hersha Hospitality Trust	4,891,161

	Industrial - 2.9%
459,600	First Industrial Realty Trust, Inc.	18,406,980

	Office Property - 34.8%
1,388,800	Arden Realty, Inc.	57,176,896
477,300	Equity Office Properties Trust	15,612,483
3,092,100	HRPT Properties Trust	38,372,961
1,351,500	Mack-Cali Realty Corporation	60,736,410
298,100	Maguire Properties, Inc.	8,957,905
1,205,600	Reckson Associates Realty Corporation	41,653,480

	Regional Malls - 9.9%
971,000	The Macerich Company	63,056,740

	Shopping Center - 7.7%
239,600	Cedar Shopping Centers Inc.	3,467,012
413,800	Federal Realty Investment Trust	25,212,834
880,300	New Plan Excel Realty Trust	20,202,885

	Storage - 3.1%
984,200	U-Store-It Trust	19,949,733

	Total Common Stocks - (cost $331,916,458)	563,008,925

		Market
Shares	Description(1)	Value

	PREFERRED STOCKS - 36.9% (29.2% of Total Investments)
	Apartments - 8.7%
	Apartment Investment & Management Company:
603,500	Series R, 10.000%	15,606,510
461,100	Series U, 7.750%	11,541,333
158,000	Series Y, 7.875%	3,965,800
945,000	Home Properties Inc., Series F, 9.000%	24,626,700

	Diversified - 9.7%
	Crescent Real Estate Equities Company:
1,031,300	Series A (Convertible), 6.750%	22,843,295
850,000	Series B, 9.500%	22,873,500
150,000	Lexington Corporate Properties Trust, Series B, 8.050%	3,937,500
497,623	PS Business Parks Inc., Series F, 8.750%	12,893,412

	Hotels - 6.1%
130,000	Ashford Hospitality Trust, Series A, 8.550%	3,381,300
339,000	Boykin Lodging Company, Series A, 10.500%	9,017,400
310,000	FelCor Lodging Trust Inc., Series C, 8.000%	7,719,000
120,000	Hersha Hospitality Trust, Series A, 8.000%	3,012,000
592,000	LaSalle Hotel Properties, Series A, 10.250%	15,747,200

	Office Property - 5.6%
	Alexandria Real Estate Equities Inc.:
95,400	Series B, 9.100%	2,486,124
160,000	Series C, 8.375%	4,211,200
200,000	Corporate Office Properties Trust, Series G, 8.000%	5,200,000
12,141	Highwoods Properties, Inc., Series A, 8.625%	13,408,217
406,000	Maguire Properties, Inc., Series A, 7.625%	10,292,100

	Regional Malls - 5.6%
	Glimcher Realty Trust:
113,000	Series F, 8.750%	2,916,530
50,000	Series G, 8.125%	1,269,500
400,000	Taubman Centers, Inc., Series H, 7.625%	10,230,000
	The Mills Corp:
115,200	Series C, 9.000%	3,007,872
213,000	Series E, 8.750%	5,644,500
480,000	Series G, 7.875%	12,435,024

	Shopping Center - 1.2%
160,000	Cedar Shopping Centers Inc., Series A, 8.875%	4,115,008
125,000	Saul Centers, Inc., Series A, 8.000%	3,268,750

	Total Preferred Stocks - (cost $220,466,625)	235,649,775

Principal		Market
Amount (000)	Description(1)	Value

	REPURCHASE AGREEMENTS - 1.4% (1.1% of Total Investments)
$8,635	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $8,637,715,
	collateralized by $6,790,000 U.S. Treasury Bonds, 7.500%, due 11/15/16, value $8,813,210	8,635,448

	Total Repurchase Agreements (cost $8,635,448)	8,635,448

	Total Investments (cost $561,018,531) - 126.6%	807,294,148

	Other Assets Less Liabilities - 0.4%	2,557,657

	Taxable Auctioned Preferred Shares, at Liquidation Value - (27.0)%	(172,000,000)

	Net Assets Applicable to Common Shares - 100%	$637,851,805

Interest Rate Swap Contracts Outstanding at September 30, 2005:
					Unrealized
	Notional			Termination	Appreciation
Counterparty	Amount	Fixed Rate	Floating Rate*	Date	(Depreciation)

Citigroup N.A.	$43,000,000	4.8000%	3.6800%	2/06/07	$(257,898)
Citigroup N.A.	43,000,000	5.1900%	3.6800%	2/06/09	(976,741)

					$(1,234,639)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
*	Based on LIBOR (London Inter-Bank Offered Rates).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income and recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $561,018,531.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$246,507,783
Depreciation	(232,166)

Net unrealized appreciation of investments	$246,275,617

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Real Estate Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.